COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
COMMITMENTS AND CONTINGENCIES
Capital expenditure commitment	¥ 36,347	$ 5,119